Financial Instruments and Risk Management (Details) - Schedule of Foreign Currency Exchange Risk on Net Working Capital	3 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Jan. 31, 2024 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CAD ($)
Schedule of Foreign Currency Exchange Risk on Net Working Capital [Abstract]
Cash and cash equivalents			$ 255,931
Other receivables			44,932
Accounts payable and accrued liabilities			(306,147)
Due to related parties	$ (152,100)		(152,100)	$ (152,100)	$ (42,433)	$ (42,433)
Total foreign currency financial assets and liabilities			(157,384)
Impact of a 10% strengthening or weakening of foreign exchange rate	$ (1,416)	$ 34,404	$ (15,738)